Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2019
TextBlock [abstract]
Financial Assets at Amortized Cost
10.	FINANCIAL ASSETS AT AMORTIZED COST

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Corporate bonds	$19,520.0	$7,651.7
Commercial paper	2,294.1	—
Less: Allowance for impairment loss	(8.2)	(2.9)

	$21,805.9	$7,648.8

Current	$14,277.6	$299.9
Noncurrent	7,528.3	7,348.9

	$21,805.9	$7,648.8

Refer to Note 34 for information relating to credit risk management and expected credit loss for financial assets at amortized cost.